Related Parties	6 Months Ended
Jun. 30, 2025
Related Parties [Abstract]
RELATED PARTIES

NOTE 3 – RELATED PARTIES

The employment expenses of the Company’s co-founders: Asher Dahan (the Chairman of the Board of Directors (the “Board”) and the Chief Executive Officer (“CEO”) of the Company), Guy Wagner (President, Director and Chief Scientific Officer of the Company) and Leeor Langer (the Chief Technology Officer of the Company), for the six months ended June 30, 2025 and 2024 amounted to $109 thousand and $154 thousand, respectively. Starting from September 2022, their monthly salaries were NIS 70 thousand (approximately $19 thousand), plus social benefits and leased car. In November 2024, the Company’s founders agreed to temporarily reduce their salaries.